Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	$ 2,507	$ 5,813
Loans 90 Days or More Past Due	9,480	7,862
Total Past Due Loans	11,987	13,675
Current Loans	317,196	352,892
Net loans held for investment	322,382	359,860
Accruing Loans 90 or More Days Past Due
Commercial [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	98	212
Loans 90 Days or More Past Due	437	329
Total Past Due Loans	535	541
Current Loans	40,855	45,366
Net loans held for investment	41,390	45,907
Accruing Loans 90 or More Days Past Due
Real estate - commercial [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	708	2,396
Loans 90 Days or More Past Due	3,032	2,742
Total Past Due Loans	3,740	5,138
Current Loans	99,564	109,806
Net loans held for investment	103,304	114,944
Accruing Loans 90 or More Days Past Due
Other real estate construction [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	12	358
Loans 90 Days or More Past Due	2,945	2,084
Total Past Due Loans	2,957	2,442
Current Loans	22,095	29,159
Net loans held for investment	25,052	31,601
Accruing Loans 90 or More Days Past Due
Real estate construction [Member]
Past due information of the loan portfolio by class
Current Loans	3,080	5,543
Net loans held for investment	3,080	5,543
Accruing Loans 90 or More Days Past Due
Real estate - residential [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	1,309	2,341
Loans 90 Days or More Past Due	2,507	2,441
Total Past Due Loans	3,816	4,782
Current Loans	90,216	97,065
Net loans held for investment	94,032	101,847
Accruing Loans 90 or More Days Past Due
Home equity [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	162	298
Loans 90 Days or More Past Due	558	255
Total Past Due Loans	720	553
Current Loans	47,797	50,860
Net loans held for investment	48,517	51,413
Accruing Loans 90 or More Days Past Due
Consumer loan [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due	218	208
Loans 90 Days or More Past Due	1	11
Total Past Due Loans	219	219
Current Loans	12,767	14,491
Net loans held for investment	12,986	14,710
Accruing Loans 90 or More Days Past Due
Other loans [Member]
Past due information of the loan portfolio by class
Loans 90 Days or More Past Due		1
Current Loans	822	602
Net loans held for investment	822	602
Accruing Loans 90 or More Days Past Due
Deferred cost/fees [Member]
Past due information of the loan portfolio by class
Loans 30-89 Days Past Due
Loans 90 Days or More Past Due
Total Past Due Loans
Current Loans
Net loans held for investment
Accruing Loans 90 or More Days Past Due